Earnings Per Share - Summary of Calculation of Basic and Diluted Earnings Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Feb. 01, 2015	Nov. 02, 2014	Aug. 03, 2014	May 04, 2014	Feb. 02, 2014	Nov. 03, 2013	Aug. 04, 2013	May 05, 2013	Feb. 01, 2015	Feb. 02, 2014	Feb. 03, 2013
Numerator:
Net income									$ 7,636	$ 2,169	$ 8,782
Denominator:
Basic weighted average common shares outstanding	39,969,230	34,881,763	33,204,272	33,204,272	33,191,811	33,186,273	33,186,273	33,186,273	35,314,884	33,187,776	33,186,426
Potential common shares for stock options									1,811,164	842,339	561,109
Diluted weighted average common shares outstanding	43,341,818	34,881,763	33,204,272	34,136,340	34,034,149	33,186,273	33,186,273	33,916,570	37,126,048	34,030,115	33,747,535
Earnings (loss) per shares:
Basic	$ 0.37	$ (0.13)	$ (0.42)	$ 0.35	$ 0.15	$ (0.31)		$ 0.23	$ 0.22	$ 0.07	$ 0.26
Diluted	$ 0.34	$ (0.13)	$ (0.42)	$ 0.34	$ 0.14	$ (0.31)		$ 0.22	$ 0.21	$ 0.06	$ 0.26